Capital Structure	6 Months Ended
Jun. 30, 2017
Capital Structure [Abstract]
Capital Structure
12.	Capital Structure:

(a)  Common Stock

On January 8, 2016, the Company effected a one-for-five reverse stock split of the Company's issued common stock (Note 1). The reverse stock split ratio and the implementation and timing of the reverse stock split were determined by the Company's Board of Directors. The reverse stock split did not change the authorized number of shares or par value of the Company's common stock or preferred stock, but did effect a proportionate adjustment to the number of shares of common stock issuable upon the vesting of restricted stock awards, and the number of shares of common stock eligible for issuance under the Plan. All applicable outstanding equity awards discussed below have been adjusted retroactively for the one-for-five reverse stock split.

On August 5, 2016, the Company entered into a securities purchase agreement with an unaffiliated third party, which is an institutional investor, under which the Company sold 1,180,000 of its common shares in a registered direct offering at a price of $4.15 per share. On August 10, 2016, the Company completed the registered direct offering for net proceeds of approximately $4,080. The net proceeds of this offering were used for general corporate purposes.

On November 18, 2016, the Company entered into a securities purchase agreement with unaffiliated third parties, which are institutional investors, under which the Company sold 1,305,000 of its common shares in a registered direct offering at a price of $2.75 per share. On November 23, 2016, the Company completed the registered direct offering for net proceeds of approximately $3,210, which proceeds were used for general corporate purposes, including funding of vessel acquisitions.

On December 13, 2016, the Company completed its public offering of 10,000,000 of its common shares and 10,000,000 class A warrants to purchase an aggregate of 10,000,000 common shares of the Company, at a combined price of $1.50 per share and class A warrant. The offering was in connection with the Company's form F-1 filed with the SEC on October 28, 2016, which was further amended on November 29, 2016, December 5, 2016, December 6, 2016 and December 8, 2016. The net proceeds were approximately $13,081, which proceeds were used to prepay $6,900 of the Jelco loan facility (Note 3b) and for general corporate purposes, including funding of vessel acquisitions.

On December 21, 2016, the Company completed the sale of an additional 1,300,000 of its common shares and 1,500,000 class A warrants to purchase 1,500,000 common shares of the Company, at a price of $1.49 per share and $0.01 per class A warrant, respectively, pursuant to the exercise of the over-allotment option granted to the underwriters in the Company's public offering that closed on December 13, 2016. The net proceeds were approximately $1,775, which proceeds were used for general corporate purposes, including funding of vessel acquisitions.

On February 3, 2017, the Company entered into an Equity Distribution Agreement with Maxim Group LLC, or "Maxim", as sales agent, under which the Company would offer and sell, from time to time through Maxim up to $20,000 of its common shares. The Company would determine, at its sole discretion, the timing and number of shares to be sold pursuant to the Equity Distribution Agreement along with any minimum price below which sales would not be made.  Maxim would make any sales pursuant to the Equity Distribution Agreement using its commercially reasonable efforts consistent with its normal trading and sales practices. Sales of common shares, if any, would be made by means of ordinary brokers' transactions on the Nasdaq Capital Market, in negotiated transactions or transactions that are deemed to be "at the market" offerings as defined in Rule 415 under the Securities Act of 1933, as amended, including sales made to or through a market maker other than on an exchange, at prices related to the prevailing market prices or at negotiated prices. On June 27, 2017, the Company and Maxim mutually terminated the Equity Distribution Agreement. As of June 27, 2017, the Company has sold a total of 2,782,136 of its common shares for aggregate net proceeds of $2,597 in connection with this public at-the-market offering. Maxim has received aggregate compensation for such sales of $86 as of June 27, 2017.

On April 10, 2017, the Company issued 125,000 of its common shares to an unaffiliated third party for the provision of professional services related to the Company's internet-based investor relations efforts.

On May 18, 2017, the Company was notified by NASDAQ that it was no longer in compliance with NASDAQ Listing Rule 5550(a)(2) because the closing bid price of the Company's common stock for 30 consecutive business days, from April 5, 2017 to May 17, 2017, was below the minimum $1.00 per share bid price requirement for continued listing on the Nasdaq Capital Market. This notification had no effect on the listing of the Company's common stock, and the applicable grace period to regain compliance is 180 days, expiring on November 14, 2017. The Company can cure this deficiency if the closing bid price of its common stock is $1.00 per share or higher for at least ten consecutive business days during the grace period. In the event the Company does not regain compliance within the 180-day grace period and it meets all other listing standards and requirements, the Company may be eligible for an additional 180-day grace period. On September 5, 2017, the Company regained compliance wtih the minimum bid price requirement (Note 16).

(b)  Warrants

On December 13, 2016, in connection with the public offering of December 13, 2016, the Company granted 10,000,000 class A warrants with an exercise price of $2.00 each. In connection with the offering, the Company also issued the representative of the underwriters a warrant ("Warrant I)" to purchase 500,000 of its common shares ("Warrant Shares"). The purchase price of one Warrant Share, which will be received by the Company, is equal to $1.875. Exercise of the purchase rights represented by Warrant I may be made, in whole or in part. The class A warrants were approved for listing on the Nasdaq Capital Market and trade under the ticker symbol "SHIPW" beginning on December 8, 2016. The class A warrants are immediately exercisable and expire on December 13, 2021. The Warrant I is exercisable beginning June 6, 2017 and expires on December 7, 2019. If and only if an effective registration statement covering the issuance of the common shares under the class A warrants is not available, the class A warrants may be exercised, at the holder's option, pursuant to the "cashless exercise" clause of the class A warrant agreement. Under the "cashless exercise", the holder will receive a net number of common shares determined according to class A warrant agreement. Similarly, if and only if an effective registration statement covering the issuance of the common shares under Warrant I is not available, the Warrant I may be exercised, at the holder's option, pursuant to the "cashless exercise" clause of the representative's warrant agreement. Under the "cashless exercise", the holder will receive a net number of common shares determined according to representative's warrant agreement. The Company may call the class A warrants for cancellation upon ten trading days prior written notice commencing thirteen months after issuance, subject to certain conditions, including the volume weighted average price of the Company's common shares exceeding $7.00 for a period of ten consecutive trading days.

On December 21, 2016, in connection with the exercise of the over-allotment option granted to the underwriters in the public offering of December 13, 2016, the Company granted an additional 1,500,000 class A warrants at a price of $0.01 per class A warrant with an exercise price of $2.00 each. In connection with the offering, the Company also issued the representative of the underwriters a warrant ("Warrant II)" to purchase 65,000 of its common shares ("Warrant Shares"). The purchase price of one Warrant Share, which will be received by the Company, is equal to $1.875. Exercise of the purchase rights represented by Warrant II may be made, in whole or in part. The class A warrants are immediately exercisable and expire on December 13, 2021. If and only if an effective registration statement covering the issuance of the common shares under the class A warrants is not available, the class A warrants may be exercised, at the holder's option, pursuant to the "cashless exercise" clause of the class A warrant agreement. Under the "cashless exercise", the holder will receive a net number of common shares determined according to class A warrant agreement. Similarly, if and only if an effective registration statement covering the issuance of the common shares under Warrant II is not available, the Warrant II may be exercised, at the holder's option, pursuant to the "cashless exercise" clause of the representative's warrant agreement. Under the "cashless exercise", the holder will receive a net number of common shares determined according to representative's warrant agreement. The Warrant II is exercisable beginning June 6, 2017 and expires on December 7, 2019.

As of June 30, 2017, the Company had outstanding warrants, including both the class A warrants and Warrant I and Warrant II issued to the representative of the underwriters, exercisable to purchase an aggregate of 12,065,000 shares of Seanergy's common shares.